Other Liabilities - Summary of components of other current and non-current liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Components Of Other Current AndNon CurrentLiabilities [Abstract]
Consumption tax withheld	¥ 39,368	¥ 29,853
Deposits from employees	3,811	5,757
Others	11,974	26,375
Other current liabilities	55,153	61,985
Deferred tax liabilities	23,533	26,012
Other	10,749	17,209
Other non-current liabilities	¥ 34,282	¥ 43,221